Other Comprehensive Income - Reclassifications (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Other comprehensive income derivatives qualifying as hedges net of tax period increase decrease abstract
Interest rate contracts	$ 7,358	$ 6,365
Foreign exchange contracts cost of revenue	571	(1,345)
Foreign exchange contracts interest	0	416
Total before tax	7,929	5,436
Tax expense or benefit	(2,350)	(1,797)
Net of tax	5,579	3,639
Other comprehensive income defined benefit plans adjustment net of tax period increase decrease abstract
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	4,354	6,398
Total before tax	4,354	6,398
Benefit plans tax expense	(1,614)	(2,457)
Benefit plans net of tax	2,740	3,941
Total reclassifications for the period	$ 8,319	$ 7,580